Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Derivative instruments	$ 22	$ 3
Other investments and non-current accounts receivable	221	272
Other investments and non-current accounts receivable	243	275
Financial liabilities
Long-term debt	7,306	9,160
Other financial obligations	911	967
Derivative instruments	30	53
Total financial liabilities	8,247	10,180
At Fair Value [Member]
Financial assets
Derivative instruments	22	3
Other investments and non-current accounts receivable	221	272
Other investments and non-current accounts receivable	243	275
Financial liabilities
Long-term debt	7,629	9,687
Other financial obligations	919	1,012
Derivative instruments	30	53
Total financial liabilities	$ 8,578	$ 10,752